Taxation	6 Months Ended
Mar. 31, 2026
Taxation [Abstract]
TAXATION

Note 9 TAXATION

The Group and its subsidiaries file tax returns separately.

1) Income tax

The Group is a Cayman Islands exempted company and currently conducts operations through subsidiaries that are incorporated in the Cayman Islands, the British Virgin Islands, Hong Kong and California.

The Cayman Islands

The Group, PGAM and PGCI are incorporated in the Cayman Islands and the Cayman Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty.

Pursuant to the Tax Concessions Act of the Cayman Islands, the Group has obtained an undertaking: (a) that no law which is enacted in the Cayman Islands imposing any tax to be levied on profits, income, gains or appreciation shall apply to the Group or its operations; and (b) that the aforesaid tax or any tax in the nature of estate duty or inheritance tax shall not be payable on the shares, debentures or other obligations of the Group.

The undertaking for the Group is for a period of twenty years from November 2, 2018.

There are no other taxes likely to be material to the Group levied by the Government of the Cayman Islands save certain stamp duties which may be applicable, from time to time, on certain instruments executed in or brought within the jurisdiction of the Cayman Islands.

The Cayman Islands are a party to a double tax treaty entered into with the United Kingdom in 2010 but are otherwise not a party to any other double tax treaties.

British Virgin Islands

PPWM and PAI are subsidiaries of the Group incorporated in the British Virgin Islands (BVI). There is no income or other tax in the British Virgin Islands imposed by withholding or otherwise on any payment to be made to or by the subsidiary incorporated in the British Virgin Islands.

United States

The U.S. subsidiary PWAI is subject to a federal corporate income tax rate of 21% and California state income tax at a rate of 8.84%. PWAI had no assessable income that was derived in the United States for the six months ended March 31, 2026 and 2025 and therefore no income tax has been provided.

Singapore

Wealth AI is subsidiary of the Group incorporated in Singapore. There is no income or other tax in the Singapore imposed by withholding or otherwise on any payment to be made to or by the subsidiary incorporated in the Singapore.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2 million, and 16.5% on any part of assessable profits over HK$2 million. The Group subsidiaries registered in Hong Kong are now subject to the new assessments in Hong Kong beginning in its fiscal year 2019. If, at the end of the basis period of the entity for the relevant year of assessment, the entity has one or more connected entities, the two-tiered profits tax rates would only apply to the one which is nominated to be chargeable at the two-tiered rates. The others would not qualify for the two-tiered profits tax rates and will continue to be subject to the rate of 16.5%. From the year of 2018/2019 onwards, Prestige Asset Management Limited elected the two-tiered profits tax rates. The Group’s subsidiary, PWM, in Hong Kong did not have assessable profits that were derived in Hong Kong for six months ended March 31, 2026 and 2025. Therefore, no Hong Kong profit tax has been provided for six months ended March 31, 2026 and 2025. PPWM, the Group’s BVI subsidiary, is doing business in Hong Kong and derives its income primarily in the region. PPWM is subject to Hong Kong profit tax with statutory tax rate of 16.5% according to the relevant tax laws and regulations of Hong Kong. PAM, the Group’s former Hong Kong subsidiary, was disposed of on June 26, 2025. Prior to its disposal, PAM was subject to Hong Kong profit tax at the two-tiered rates of 8.25% on assessable profits up to HK$2 million and 16.5% on any part of assessable profits over HK$2 million. Following the disposal of PAM, the Group’s remaining Hong Kong registered entity, PWM is eligible to elect for the two-tiered profits tax rates in future periods in which it has assessable Hong Kong-sourced profits, subject to the connected entity nomination rules under Hong Kong tax law.

The components of the income taxes (benefit) expense are:

	For the six months ended March 31,
	2026	2025
Current	$—	$—
Deferred	—	(46,948)
Total income taxes benefit	$—	$(46,948)

According to tax regulations, net operating losses can be carried forward to offset operating income indefinitely.

Significant components of deferred tax assets were as follows:

	As of March 31, 2026	As of September 30, 2025
Deferred tax assets	$—	$—
Current period addition(1)	—	251,333
Gross deferred tax assets	—	251,333
Less: valuation allowance(1)	—	(251,333)
Total deferred tax assets	$—	$—

(1)	As of September 30, 2025, the Group had net taxable losses arising from the operations of PPWM and WEALTH AI of HK$3,620,462 (US$462,442) and SGD$1,353,803 (US$1,027,649), respectively. These losses were available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $251,333 for the years ended September 30, 2025.

Significant components of deferred tax liabilities were as follows:

	As of March 31, 2026	As of September 30, 2025
Deferred tax liabilities(1)	$—	$11,390
Current year reversal(2)	—	(11,362)
Exchange rate effect	—	28
Balance at end of the year	$—	$—

(1)	As an impact of Topic 606, the Group recognized revenues from renewal premiums when performance obligation delivered by increasing the opening balance of retained earnings and recording a deferred tax liability of $11,390 at the beginning of the year ended September 30, 2025. The deferred tax liabilities resulted from a temporary difference between the accounting income before income taxes and taxable income.

(2)	The reversal of deferred tax liabilities for the years ended September 30, 2025 was HK$88,569.

Net loss before income tax is attributable to the following tax jurisdictions:

	For the six months ended March 31,
	2026	2025
Hong Kong and BVI	$18,022,265	$(354,493)
Cayman	(1,343,092)	(3,316,373)
Singapore	(25,867)	(11,170)
Income/(loss) before income tax	$16,653,306	$(3,682,036)
Income/(loss) from continuing operations	16,653,306	(3,557,693)
Loss from discontinued operations	—	(124,343)

Reconciliation between the Hong Kong statutory tax rates to income before income taxes benefit for income taxes is as follows:

	For the six months ended March 31,
	2026	2025
Income/(Loss) before income taxes expense	$16,653,306	$(3,682,036)
Income tax statutory rate	16.5%	16.5%
Income tax expense/(benefit) at statutory tax rate	2,747,795	(607,534)
Reconciling items:
Effect of tax-exempt for subsidiaries incorporated in Cayman Islands and BVI	772,768	549,045
Unrealized gain on change in fair value of XAUt	(3,520,563)	—
Effect on different tax rates for the first HK$2 million(1)	—	9,599
Effect of non-deductible item	—	1,942
Income taxes benefit	$—	$(46,948)

Effective income tax rate	Nil	1.28%